Leases - Summary of Cash payments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Lease And Operating Lease By Lessee [Abstract]
Repayment of lease liabilities	kr (2,115)	kr (2,492)	kr (2,857)
Interest expense of the lease liabilities	(402)	(421)
Low-value asset not included in the measurement of the liabilities	(291)	(432)
Variable lease payments not included in the measurement of the lease liabilities	(203)	(472)
Total cash outflow	kr (3,011)	kr (3,817)